OIL AND NATURAL GAS PROPERTIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
OIL AND NATURAL GAS PROPERTIES
Schedule of Oil and Natural Gas Properties

	March 31,	December 31,
	2025	2024
Evaluated oil and natural gas properties – cost	$6,933,071	$6,933,071
Accumulated depletion and impairment	(6,280,775)	(6,142,978)
Oil and natural gas properties, net	$652,296	$790,093

	December 31,	December 31,
	2024	2023
Evaluated oil and natural gas properties – cost	$6,933,071	$6,368,179
Accumulated depletion and impairment	(6,142,978)	(5,426,488)
Oil and natural gas properties, net	$790,093	$941,691